Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Cash Flows From Operating Activities:
Net income	$ 357,458	$ 228,328	$ 305,984
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	66,732	62,188	58,543
Amortization	44,307	36,988	31,526
Reversal of contingent consideration obligations	(14,500)	(29,665)
Asset impairment charge	4,471	818
Other-than-temporary impairments on marketable securities	3,811	22	161
Deferred income taxes	9,399	97,502	6,572
Stock-based compensation expense	31,287	31,741	23,568
Other non-cash interest expense	9,750	5,624	653
Gain on remeasurement of joint venture ownership	(7,972)
Realized (gains) on sales of marketable securities	(6,457)	(8,692)	(7,353)
Other	(15)	(1,954)	(1,833)
Changes in assets and liabilities, net of effect from purchases and sales of businesses:
(Increase) in receivables	(24,582)	(90,230)	(79,080)
(Increase) in inventory	(17,733)	(31,348)	(59,001)
(Increase) in prepaid expenses and other current and long-term assets	(25,617)	(4,590)	(12,586)
(Decrease) increase in accounts payable	(5,958)	(16,249)	42,216
Increase (decrease) in accrued compensation and benefits	17,681	(1,297)	19,193
Increase (decrease) in accrued loss reserves	13,514	(7,218)	(146)
Increase in other accrued liabilities	8,011	51,761	14,202
(Decrease) in contingent payment			(63,014)
Other	11,119	6,719	(1,456)
Cash Provided By Operating Activities	474,706	330,448	278,149
Cash Flows From Investing Activities:
Capital expenditures	(117,183)	(85,363)	(93,792)
Acquisition of businesses, net of cash acquired	(51,992)	(467,573)	(39,248)
Purchase of marketable securities	(32,280)	(61,511)	(83,536)
Proceeds from sales of marketable securities	32,631	48,971	70,249
Proceeds from sales of assets and businesses	866	4,079	2,794
Other	2,092	1,944	(6,178)
Cash (Used For) Investing Activities	(165,866)	(559,453)	(149,711)
Cash Flows From Financing Activities:
Additions to long-term and short-term debt	142,130	460,560	208,532
Reductions of long-term and short-term debt	(147,155)	(162,318)	(215,011)
Cash dividends	(144,350)	(136,179)	(125,743)
Shares of common stock repurchased and returned for taxes	(71,346)	(39,528)	(12,906)
Payments of acquisition-related contingent consideration	(2,088)	(22,179)	(5,000)
Exercise of stock options and awards, including tax benefit	18,540	8,560	11,934
Other	(1,836)	1,277	951
Cash (Used For) Provided By Financing Activities	(206,105)	110,193	(137,243)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(12,294)	(39,345)	(1,881)
Net Change in Cash and Cash Equivalents	90,441	(158,157)	(10,686)
Cash and Cash Equivalents at Beginning of Period	174,711	332,868	343,554
Cash and Cash Equivalents at End of Period	265,152	174,711	332,868
Cash paid during the year for:
Interest	73,087	79,371	81,505
Income taxes	$ 63,208	$ 27,486	$ 103,338